ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Advance from end users	[1]	¥ 34,388	$ 4,953	¥ 35,352
Advance from prepaid cards	[2]			62,138
Business tax and other taxes payable		3,280	472	675
Deferred government grant		5,018	723	11,757
Professional fees payable		15,136	2,180	9,842
Promotional events payables		7,921	1,141	5,439
Unpaid consideration for business combination	[3]	104,490	15,050	6,300
Others		13,922	2,005	9,109
Accrued expenses and other current liabilities, Total		¥ 184,155	$ 26,524	¥ 140,612

[1]	Advance from end users represents (1) payments received by the Group in advance from the end users prior to the purchase of lottery tickets, and (2) payments received by the Group in advance from the end users prior to the purchase of sports information.
[2]	Advance from prepaid cards represents the unused remaining value on the prepaid cards as at the balance sheet date. The balance as of December 31, 2016 was nil since Sumpay.cn has been disposed in May 2016.
[3]	Unpaid consideration for business combination represents the unpaid cash consideration and contingent consideration relating to the acquisition of Qufan as of December 31, 2016. As of the date of the annual report, RMB52,760 has been paid to the shareholders of Qufan.